Summary of Significant Accounting Policies - Schedule of Dilutive Securities Excluded from Computation of Diluted Net Income Per Share (Detail) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Accounting Policies [Abstract]
Net income (loss)	$ 2,944,149	$ 10,466,582	$ 8,361,755	$ 6,717,120
Less: undistributed earnings allocated to participating securities	(2,944,149)	(10,466,582)	(8,361,755)	(6,717,120)
Net income (loss) allocable to common shares	0	0	0	0
Basic weighted average common shares outstanding	1,463,798	1,078,145	1,083,286	1,025,602
Basic income (loss) per common share	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Net income (loss)	2,944,149	10,466,582	8,361,755	6,717,120
Less: undistributed earnings allocated to participating securities and other add-backs to net income (loss)	(2,944,149)	(10,466,582)	(8,361,755)	(6,717,120)
Net income (loss) allocable to common shares	$ 0	$ 0	$ 0	$ 0
Basic weighted average common shares outstanding	1,463,798	1,078,145	1,083,286	1,025,602
Effect of dilutive securities	20,445,061	20,334,703	0	0
Diluted weighted average common shares outstanding	21,908,859	21,412,848	1,083,286	1,025,602
Diluted income per common share	$ 0.00	$ 0.00	$ 0.00	$ 0.00